Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Designated financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss

(a)	Financial liabilities designated at fair value through profit or loss as of December 31, 2020 and 2021 are as follows:

	2020		2021	Reason for designation
Equity-linked securities sold	~~W~~	6,556,288	5,795,071	Compound financial instrument
Securities sold with embedded derivatives		1,899,436	2,228,799	”

	~~W~~	8,455,724	8,023,870

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.

Summary of contractual maturity

(b)
The difference between the carrying value of financial liabilities designated at fair value through profit or loss and the amount required to be paid at contractual maturity as of December 31, 2020 and 2021 are as follows:

	2020		2021
Expiration payment	~~W~~	7,568,498	7,325,678
Carrying value		8,455,724	8,023,870

Difference from carrying value	~~W~~	(887,226)	(698,192)